Share-based compensation	6 Months Ended
Jun. 30, 2024
Share-based compensation
Share-based compensation

12. Share-based compensation

The Company has established a share option plan (the “Option Plan”) for directors, officers, employees and consultants of the Company. The Company’s Board determines, among other things, the eligibility of individuals to participate in the Option Plan, the term and vesting periods, and the exercise price of options granted to individuals under the Option Plan.

Each share option converts into one common share of the Company on exercise. No amounts are paid or payable by the individual on receipt of the option. The options carry neither rights to dividends nor voting rights. Options may be exercised at any time from the date of vesting to the date of their expiry.

[i] Share-based payment arrangements

During the six months ended June 30, 2024, the Company granted 800,000 (2023 – 2,488,000) share options to consultants of the Company.

The changes in the number of share options outstanding during the six months ended June 30, 2024, and 2023, were as follows:

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2023	2,460,615	1.56
Granted	800,000	1.50
Exercised	(94,000)	1.50
Expired	(58,735)	5.43
Outstanding as at June 30, 2024	3,107,880	1.48
Exercisable as at June 30, 2024	2,666,463	1.47

	Number of options	Weighted average exercise price
	#	C$
Outstanding as at December 31, 2022	418,529	3.71
Granted	2,488,000	1.52
Forfeited	(55,000)	1.63
Exercised	(21,000)	1.30
Expired	(118,143)	6.89
Outstanding as at June 30, 2023	2,712,386	1.63
Exercisable as at June 30, 2023	2,538,634	1.57

During the six months ended June 30, 2024, $32,595 (2023 - 118,143) share options related to former officers and employees who are no longer with the Company expired. Individuals who are no longer with the Company have 30 days after their last day to exercise any vested share options. Vested options that remain unexercised after 30 days expire.

Measurement of fair values

The fair value of share options granted during the six months ended June 30, 2024, and 2023, were estimated at the date of grant using the Black-Scholes option pricing model with the following inputs:

	2024	2023
Grant date share price	C$1.11-C$1.20	C$1.28 - $C2.30
Exercise price	C$1.50	C$1.30 - $C2.45
Expected dividend yield	—	—
Risk free interest rate	3.98% - 4.20%	2.88% - 3.99%
Expected life	2 years	3 - 5 years
Expected volatility	66%	95% - 110%

Expected volatility was estimated by using the annualized historical volatility of the Company. The expected option life represents the period that options granted are expected to be outstanding. The risk-free interest rate is based on Canadian government bonds with a remaining term equal to the expected life of the options.

The following table is a summary of the Company’s share options outstanding as at June 30, 2024:

Options outstanding			Options exercisable
Exercise price	Number outstanding	Weighted average remaining contractual life [years]	Exercise price	Number exercisable
C$	#	#	C$	#
1.30	2,000,000	3.82	1.30	2,000,000
1.50	706,000	1.82	1.50	285,333
1.70	67,980	1.62	1.70	67,980
2.38	15,000	1.91	2.38	15,000
2.41	15,000	1.98	2.41	15,000
2.45	294,000	1.90	2.45	274,000
2.91	5,150	1.75	2.91	5,150
3.86	4,750	2.73	3.86	4,000
1.48	3,107,880	3.11	1.47	2,666,463

[ii] Performance Share Units (“PSUs”) and Restrictive Share Units (“RSUs”)

In May 2022, the Company established a performance share unit plan (“PSU Plan”) and a restrictive unit plan (“RSU Plan”), for directors, offers, employees and consultants of the Company. The Company’s Board determines the eligibility of individuals to participate in the PSU Plan and RSU Plan to align their interests with those of the Company’s shareholders.

No amounts are paid or payable by the individual on receipt of the PSUs and RSUs. Each PSU and RSU converts into one common share of the Company at $nil exercise price. The Company’s PSU Plan and RSU Plan provides that the number of common shares reserved for issuance may not exceed 10% of the aggregate number of common shares that are outstanding unless the Board has increased such limit by a Board resolution.

PSUs

There were no PSUs issued during the six months ended June 30, 2024. As at June 30, 2024, there were no PSUs outstanding (December 31, 2023 – nil).

During the six months ended June 30, 2023, the Company converted 2,420,104 PSUs to Class B shares. The PSUs were fully vested as of January 6, 2023, upon the filing of the MS Phase 1 IND. During the six months ended June 30, 2023, the Company granted 400,000 PSUs to independent directors who are no longer with the Company.

RSUs

On February 23, 2024, the Company granted 55,000 RSUs pursuant to the shares for debt transaction (Note 11). The RSUs vested immediately upon grant and 55,000 Class B shares were issued with a total fair value of $49,665, which was determined based on the share price of the Company on the date of the grant.

The change in the number of RSUs during the six months ended June 30, 2024, is as follows:

Number of RSUs
#
Outstanding as at December 31, 2023	—
Granted	55,000
Converted to common shares	(55,000)
Outstanding as at June 30, 2024	—

The Company recognized share-based compensation as follows:

	For the three months ended June 30,		For the six months ended June 30,
	2024	2023	2024	2023
	$	$	$	$
Share options	111,524	65,992	169,267	1,919,695
PSUs	—	—	—	458,253
Warrants issued for services	—	337,401	—	1,231,980
	111,524	403,393	169,267	3,609,928